                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21042

                  Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2007

Date of reporting period: October 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended October 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED OCTOBER 31, 2006

                                                                 LIPPER
                                                  RUSSELL       MID-CAP
                                                  2500(R)         VALUE
                                                    VALUE         FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)      INDEX(2)
  3.46%       3.08%       3.08%       3.56%       3.94%        2.88%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The six-month reporting period opened in a volatile market environment. In May, a backdrop of sharply rising commodity prices and an uptick in long-term interest rates reignited inflation concerns, and the April and May Consumer Price Index (CPI) reports gave additional weight to investors' anxieties. Moreover, the Federal Open Market Committee (the "Fed") raised the target federal funds rate for the 16th consecutive time and left the door open for additional increases, prompting a sell-off in the market.

Sentiment stayed negative during most of June, although stocks rallied significantly in the final days of the month. The Fed raised rates again at its June 29th meeting, but its language suggested that additional rate increases might soon become unnecessary. Although investors became more convinced that the Fed would soon pause in its monetary tightening, negative influences affected the market in July. The price of oil soared to a new high, geopolitical conflicts escalated, and second quarter GDP growth came in lower than expected. Additionally, a number of bellwether technology companies announced earnings disappointments, and retail sales and housing data declined.

Starting in August, stock markets turned positive again. The Fed left the federal funds target rate unchanged from its June meeting. Decent headline inflation data gave investors hope that the pause could be longer lasting, and retail sales numbers also beat expectations. Oil prices declined from their recent record levels as the Israeli-Hezbollah conflict reached a peaceful accord and the U.S. hurricane season appeared to be relatively quiet. Gasoline prices also fell, providing some relief to consumers and helping raise expectations for consumer spending during the back-to-school shopping season. However, housing trends continued to show weakness -- investors seemed surprised by the acceleration in the downward trend -- and second quarter GDP growth was revised lower.

In October, stabilizing economic data seemed to make the case that a "soft landing" scenario was more likely than a recession. Consumer confidence improved as energy and gasoline prices remained lower, and corporate earnings reported for the third quarter were generally solid. Although third quarter GDP fell short of expectations, market sentiment overall appeared to remain positive.

In this environment, small-cap stocks saw a reversal in their market leadership of the past seven years. Large-cap stocks outperformed small- and mid-caps in the six-month period. However, value continued to outperform growth against a backdrop of slower economic growth and low bond yields. Investors generally favored the market's more defensive areas, that is, those sectors seen as less likely to be affected by a slower economy. Moreover, dividend-paying companies, which are often found in the value sectors of the market, garnered favor as bond yields became less competitive.

Utilities, telecommunication services, and retail were the best performing sectors within the Fund's small-and mid-cap value universe of stocks (as measured by the Russell 2500(R) Value Index). The utilities sector benefited from the hot summer, consolidation activities, and investors' preference for stocks with higher dividend yields. The industry environment continued to improve for telecommunication stocks given the occurrence of mergers and acquisitions, stronger pricing, and a favorable regulatory environment. The telecommunication sector also benefited from investors' renewed interest in dividends. The retail sector was boosted by improving consumer confidence and continued spending. Excluding autos and gasoline, retail sales were generally positive, despite weakness in the housing market.

In contrast, the market's weakest sectors tended to be those perceived as vulnerable to an economic slowdown. The consumer durables sector had the weakest return, driven by housing-related industries such as homebuilders, and furnishings and appliances. The energy sector lost ground as oil prices fell from their record highs. The technology sector was another laggard, hampered by weakness in the more commodity-driven industries such as semiconductors and telecommunications equipment, and continued negative fallout related to stock options backdating.

PERFORMANCE ANALYSIS

Morgan Stanley Small-Mid Special Value Fund underperformed the Russell 2500(R) Value Index and outperformed the Lipper Mid-Cap Value Funds Index for the six months ended October 31, 2006, assuming no deduction of applicable sales charges.

Relative to the Russell 2500 Value Index, the Fund was hampered by an underweight and stock selection in the financial services sector. Disappointing company-specific news caused weakness in some of the Fund's insurance holdings, and an underweight within the strong performing real estate investment trust
(REIT) industry further dampened performance. Stock selection in the basic resources sector also proved disadvantageous, largely due to several chemicals and containers companies. Finally, the Fund's underweight to the utilities sector -- one of the Russell 2500 Value Index's best performing groups during the reporting period -- was another detractor from relative returns.

On the other hand, the Fund made gains across a number of areas. Stock selection in the heavy industry/transportation sector, notably among business services and aerospace companies, contributed positively to performance relative to the Russell 2500 Value Index. In the consumer services sector, our stock selection in publishing and broadcasting stocks boosted results. The Fund also benefited from stock selection in the consumer durables sector. Here, exposure to the furnishing and appliances industry, as well as an avoidance of housing stocks, served the Fund well.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   ACCO Brands Corp.                                    3.1%
   Belden CDT Inc.                                      2.9
   Conseco, Inc.                                        2.9
   Apria Healthcare Group, Inc.                         2.7
   Host Hotels & Resorts Inc.                           2.7
   Empresa Brasileira de Aeronautica S.A. (ADR)
    (Brazil)                                            2.6
   Geo Group Inc. (The)                                 2.5
   Smurfit-Stone Container Corp.                        2.4
   Assurant, Inc.                                       2.2
   Compuware Corp.                                      2.1

   TOP FIVE INDUSTRIES
   Aerospace & Defense                                  9.1%
   Miscellaneous Commercial Services                    8.6
   Specialty Insurance                                  8.1
   Oilfield Services/Equipment                          4.7
   Commercial Printing/Forms                            4.1

Data as of October 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

The Fund will normally invest at least 80 percent of its net assets, including any borrowings for investment purposes, in common stocks and other equity securities, including convertible securities, of small-and mid-size companies that the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or to similar companies. In accordance with the Fund's investment strategy, companies within a capitalization range of $100 million to $7.5 billion at the time of purchase are considered small and mid-sized companies by the Investment Adviser. As part of its investment strategy, the Fund may invest in securities of foreign issuers in an amount set forth in the Fund's prospectus. In deciding which securities to buy, hold or sell, the Investment Adviser pursues a value-oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Investment Adviser focuses on securities with market-to-book ratios and price-earnings ratios that are lower than those of the general market averages or similar companies. The Investment Adviser may also consider a company's dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission

(SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 05/28/02)         (since 05/28/02)         (since 05/28/02)          (since 05/28/02)
   SYMBOL                              JBJAX                     JBJBX                    JBJCX                    JBJDX
   1 YEAR                              20.79%(3)                 19.88%(3)                19.78%(3)                21.07%(3)
                                       14.45(4)                  14.88(4)                 18.78(4)                    --
   SINCE INCEPTION                     15.21(3)                  14.34(3)                 14.33(3)                 15.47(3)
                                       13.81(4)                  14.05(4)                 14.33(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 2500(R) Value Index measures the performance of those companies in the Russell 2500(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/06 - 10/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             05/01/06 -
                                                                     05/01/06            10/31/06             10/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (3.46% return).......................................         $1,000.00           $1,034.60             $ 6.87
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.45             $ 6.82
CLASS B
Actual (3.08% return).......................................         $1,000.00           $1,030.80             $10.70
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.67             $10.61
CLASS C
Actual (3.08% return).......................................         $1,000.00           $1,030.80             $10.70
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.67             $10.61
CLASS D
Actual (3.56% return).......................................         $1,000.00           $1,035.60             $ 5.59
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.71             $ 5.55

------------------

 * Expenses are equal to the Fund's annualized expense ratios of 1.34%, 2.09%, 2.09% and 1.09% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Common Stocks (98.2%)
            Aerospace & Defense (9.1%)
  51,600    Alliant Techsystems, Inc.*..................................................  $  3,984,036
  57,700    DRS Technologies, Inc. .....................................................     2,551,494
 128,700    Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil).......................     5,357,781
  93,700    Goodrich Corp. .............................................................     4,131,233
 156,500    Stanley, Inc.*..............................................................     2,726,230
                                                                                          ------------
                                                                                            18,750,774
                                                                                          ------------
            Agricultural Commodities/Milling (1.4%)
  81,600    Corn Products International, Inc. ..........................................     2,953,104
                                                                                          ------------
            Apparel/Footwear Retail (1.0%)
  89,100    Foot Locker, Inc. ..........................................................     2,066,229
                                                                                          ------------
            Beverages: Alcoholic (1.4%)
  41,300    Molson Coors Brewing Co. (Class B)..........................................     2,939,734
                                                                                          ------------
            Broadcasting (1.0%)
 223,700    Sinclair Broadcast Group, Inc. (Class A)*...................................     2,017,774
                                                                                          ------------
            Chemicals: Agricultural (1.5%)
 110,200    Agrium Inc. (Canada)........................................................     3,087,804
                                                                                          ------------
            Chemicals: Specialty (2.4%)
 232,300    Chemtura Corp. .............................................................     1,993,134
  55,000    Cytec Industries, Inc. .....................................................     3,046,450
                                                                                          ------------
                                                                                             5,039,584
                                                                                          ------------

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Commercial Printing/Forms (4.1%)
 215,400    Cenveo Inc.*................................................................     4,273,536
 123,800    Donnelley (R.R.) &
              Sons Co. .................................................................     4,191,868
                                                                                          ------------
                                                                                             8,465,404
                                                                                          ------------
            Containers/Packaging (3.9%)
 187,700    Owens-Illinois, Inc.*.......................................................  $  3,115,820
 458,400    Smurfit-Stone Container Corp.*..............................................     4,886,544
                                                                                          ------------
                                                                                             8,002,364
                                                                                          ------------
            Data Processing Services (3.3%)
  54,400    Computer Sciences Corp.*....................................................     2,875,040
 188,600    Convergys Corp.*............................................................     4,000,206
                                                                                          ------------
                                                                                             6,875,246
                                                                                          ------------
            Electric Utilities (1.0%)
  71,600    PNM Resources Inc. .........................................................     2,016,256
                                                                                          ------------
            Electrical Products (2.9%)
 164,600    Belden CDT Inc. ............................................................     5,958,520
                                                                                          ------------
            Financial Conglomerates (2.9%)
 289,700    Conseco Inc.*...............................................................     5,892,498
                                                                                          ------------
            Gas Distributors (2.5%)
  49,900    AGL Resources, Inc. ........................................................     1,871,250
 124,700    UGI Corp. ..................................................................     3,304,550
                                                                                          ------------
                                                                                             5,175,800
                                                                                          ------------
            Home Furnishings (1.2%)
  67,300    Jarden Corp.*...............................................................     2,421,454
                                                                                          ------------
            Industrial Machinery (1.6%)
  54,700    Kennametal Inc. ............................................................     3,375,537
                                                                                          ------------

8
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Medical Specialties (1.7%)
  70,900    Waters Corp.*...............................................................  $  3,530,820
                                                                                          ------------
            Medical/Nursing Services (2.7%)
 243,300    Apria Healthcare Group, Inc.*...............................................     5,666,457
                                                                                          ------------
            Miscellaneous Commercial Services (8.6%)
 105,300    ARAMARK Corp. (Class B).....................................................     3,520,179
 136,377    Geo Group Inc. (The)*.......................................................     5,182,326
 147,300    ProQuest Co.*...............................................................     1,883,967
 201,356    SAIC, Inc.*.................................................................     4,027,120
  58,000    Brink's Co. (The)...........................................................     3,044,420
                                                                                          ------------
                                                                                            17,658,012
                                                                                          ------------
            Movies/Entertainment (0.5%)
 267,100    Crown Media Holdings, Inc. (Class A)*.......................................     1,065,729
                                                                                          ------------
            Office Equipment/Supplies (3.1%)
 265,400    ACCO Brands Corp.*..........................................................     6,449,220
                                                                                          ------------
            Oil & Gas Production (1.4%)
  70,000    Pioneer Natural Resources Co. ..............................................     2,851,100
                                                                                          ------------
            Oilfield Services/Equipment (4.7%)
  85,700    Cameron International Corp.*................................................     4,293,570
  72,460    Superior Energy Services, Inc.*.............................................     2,267,998
  51,320    Universal Compression Holdings, Inc.*.......................................     3,092,543
                                                                                          ------------
                                                                                             9,654,111
                                                                                          ------------

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Other Transportation (2.0%)
 143,700    Laidlaw International Inc. .................................................     4,168,737
                                                                                          ------------
            Packaged Software (3.6%)
 545,200    Compuware Corp.*............................................................  $  4,383,408
 226,276    MSC. Software Corp.*........................................................     3,043,412
                                                                                          ------------
                                                                                             7,426,820
                                                                                          ------------
            Property - Casualty Insurers (3.5%)
  35,600    Everest Re Group, Ltd. (Bermuda)............................................     3,530,808
   6,400    White Mountains Insurance Group, Ltd. (Bermuda).............................     3,633,600
                                                                                          ------------
                                                                                             7,164,408
                                                                                          ------------
            Pulp & Paper (1.6%)
 123,200    MeadWestvaco Corp. .........................................................     3,390,464
                                                                                          ------------
            Railroads (1.4%)
  94,700    American Railcar Industries, Inc. ..........................................     2,926,230
                                                                                          ------------
            Real Estate Investment Trusts (2.7%)
 242,300    Host Hotels & Resorts Inc. .................................................     5,587,438
                                                                                          ------------
            Regional Banks (1.5%)
  37,800    Zions Bancorporation........................................................     3,039,120
                                                                                          ------------
            Restaurants (1.7%)
 218,600    AFC Enterprises, Inc.*......................................................     3,563,180
                                                                                          ------------
            Services to the Health Industry (2.9%)
 205,400    Emdeon Corp.*...............................................................     2,392,910
 132,100    IMS Health Inc. ............................................................     3,678,985
                                                                                          ------------
                                                                                             6,071,895
                                                                                          ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Specialty Insurance (8.1%)
  85,300    Assurant, Inc. .............................................................  $  4,491,898
 146,100    Fidelity National Financial, Inc. (Class A).................................     3,258,030
 112,003    Fidelity National Title Group, Inc. (Class A)*..............................     2,465,176
   8,900    Markel Corp.*...............................................................     3,555,550
  69,000    PMI Group, Inc. (The).......................................................     2,942,850
                                                                                          ------------
                                                                                            16,713,504
                                                                                          ------------
            Specialty Stores (2.0%)
 141,100    PETsMART, Inc. .............................................................     4,060,858
                                                                                          ------------
            Specialty Telecommunications (1.5%)
  77,000    CenturyTel, Inc. ...........................................................     3,098,480
                                                                                          ------------
            Tools/Hardware (1.8%)
  77,600    Snap-On, Inc. ..............................................................     3,649,528
                                                                                          ------------
            Total Common Stocks (Cost $157,497,564).....................................   202,774,193
                                                                                          ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
            Short-Term Investment (1.9%)
            Repurchase Agreement
$  3,982    Joint repurchase agreement account 5.295% due 11/01/06 (dated 10/31/06;
              proceeds $3,982,586) (a)
              (Cost $3,982,000).........................................................  $  3,982,000
                                                                                          ------------

Total Investments
(Cost $161,479,564) (b)..........................................   100.1%     206,756,193
Liabilities in Excess of Other Assets............................    (0.1)        (308,764)
                                                                    -----     ------------
Net Assets.......................................................   100.0%    $206,447,429
                                                                    =====     ============

---------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $47,332,169 and the aggregate gross unrealized depreciation is $2,055,540, resulting in net unrealized appreciation of $45,276,629.

10
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
SUMMARY OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Aerospace & Defense..........  $ 18,750,774        9.1%
Miscellaneous Commercial
 Services....................    17,658,012        8.6
Specialty Insurance..........    16,713,504        8.1
Oilfield
 Services/Equipment..........     9,654,111        4.7
Commercial Printing/Forms....     8,465,404        4.1
Containers/Packaging.........     8,002,364        3.9
Packaged Software............     7,426,820        3.6
Property - Casualty
 Insurers....................     7,164,408        3.5
Data Processing Services.....     6,875,246        3.3
Office Equipment/Supplies....     6,449,220        3.1
Services To The Health
 Industry....................     6,071,895        2.9
Electrical Products..........     5,958,520        2.9
Financial Conglomerates......     5,892,498        2.9
Medical/Nursing Services.....     5,666,457        2.7
Real Estate Investment
 Trusts......................     5,587,438        2.7
Gas Distributors.............     5,175,800        2.5
Chemicals: Specialty.........     5,039,584        2.4
Other Transportation.........     4,168,737        2.0
Specialty Stores.............     4,060,858        2.0

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Repurchase Agreement.........  $  3,982,000        1.9%
Tools/Hardware...............     3,649,528        1.8
Restaurants..................     3,563,180        1.7
Medical Specialties..........     3,530,820        1.7
Pulp & Paper.................     3,390,464        1.6
Industrial Machinery.........     3,375,537        1.6
Specialty
 Telecommunications..........     3,098,480        1.5
Chemicals: Agricultural......     3,087,804        1.5
Regional Banks...............     3,039,120        1.5
Agricultural
 Commodities/Milling.........     2,953,104        1.4
Beverages: Alcoholic.........     2,939,734        1.4
Railroads....................     2,926,230        1.4
Oil & Gas Production.........     2,851,100        1.4
Home Furnishings.............     2,421,454        1.2
Apparel/Footwear Retail......     2,066,229        1.0
Broadcasting.................     2,017,774        1.0
Electric Utilities...........     2,016,256        1.0
Movies/Entertainment.........     1,065,729        0.5
                               ------------      -----
                               $206,756,193      100.1%
                               ============      =====

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $161,479,564).......................................     $206,756,193
Receivable for:
    Investments sold........................................          222,326
    Shares of beneficial interest sold......................          130,942
    Dividends...............................................           26,522
    Interest................................................              586
Prepaid expenses and other assets...........................           14,712
                                                              ---------------
    Total Assets............................................      207,151,281
                                                              ---------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................          336,967
    Distribution fee........................................          145,853
    Investment advisory fee.................................          119,845
    Administration fee......................................           14,310
    Transfer agent fee......................................           27,369
Accrued expenses and other payables.........................           59,508
                                                              ---------------
    Total Liabilities.......................................          703,852
                                                              ---------------
    Net Assets..............................................     $206,447,429
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................     $136,737,571
Net unrealized appreciation.................................       45,276,629
Accumulated net investment loss.............................         (835,553)
Accumulated undistributed net realized gain.................       25,268,782
                                                              ---------------
    Net Assets..............................................     $206,447,429
                                                              ===============
Class A Shares:
Net Assets..................................................      $39,339,740
Shares Outstanding (unlimited authorized, $.01 par value)...        2,687,729
    Net Asset Value Per Share...............................           $14.64
                                                              ===============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........           $15.45
                                                              ===============
Class B Shares:
Net Assets..................................................     $129,993,121
Shares Outstanding (unlimited authorized, $.01 par value)...        9,247,902
    Net Asset Value Per Share...............................           $14.06
                                                              ===============
Class C Shares:
Net Assets..................................................      $28,224,704
Shares Outstanding (unlimited authorized, $.01 par value)...        2,006,772
    Net Asset Value Per Share...............................           $14.06
                                                              ===============
Class D Shares:
Net Assets..................................................       $8,889,864
Shares Outstanding (unlimited authorized, $.01 par value)...          599,789
    Net Asset Value Per Share...............................           $14.82
                                                              ===============

12
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended October 31, 2006 (unaudited)

Net Investment Loss:
Income
Dividends (net of $10,818 foreign withholding tax)..........  $   989,744
Interest....................................................      158,272
                                                              -----------
    Total Income............................................    1,148,016
                                                              -----------
Expenses
Investment advisory fee.....................................      698,521
Distribution fee (Class A shares)...........................       48,313
Distribution fee (Class B shares)...........................      663,960
Distribution fee (Class C shares)...........................      140,016
Transfer agent fees and expenses............................      213,483
Administration fee..........................................       83,405
Professional fees...........................................       52,121
Shareholder reports and notices.............................       30,377
Registration fees...........................................       29,917
Custodian fees..............................................        9,320
Trustees' fees and expenses.................................        1,980
Other.......................................................       12,826
                                                              -----------
    Total Expenses..........................................    1,984,239

Less: expense offset........................................         (997)
                                                              -----------
    Net Expenses............................................    1,983,242
                                                              -----------
    Net Investment Loss.....................................     (835,226)
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    9,639,835
Net change in unrealized appreciation.......................   (3,200,865)
                                                              -----------
    Net Gain................................................    6,438,970
                                                              -----------
Net Increase................................................  $ 5,603,744
                                                              ===========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              OCTOBER 31, 2006   APRIL 30, 2006
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (835,226)     $ (1,051,497)
Net realized gain...........................................       9,639,835        27,593,904
Net change in unrealized appreciation.......................      (3,200,865)       19,789,809
                                                                ------------      ------------
    Net Increase............................................       5,603,744        46,332,216
                                                                ------------      ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        --              (5,320,954)
Class B shares..............................................        --             (21,099,122)
Class C shares..............................................        --              (4,136,870)
Class D shares..............................................        --              (1,355,141)
                                                                ------------      ------------
    Total Distributions.....................................        --             (31,912,087)
                                                                ------------      ------------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (25,004,200)          441,248
                                                                ------------      ------------
    Net Increase (Decrease).................................     (19,400,456)       14,861,377
Net Assets:
Beginning of period.........................................     225,847,885       210,986,508
                                                                ------------      ------------
End of Period
(Including accumulated net investment losses of $835,553 and
$327, respectively).........................................    $206,447,429      $225,847,885
                                                                ============      ============

14
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,063,091 at October 31, 2006.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended October 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended October 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $13, $158,370 and $1,624, respectively and received $34,854 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 2006 aggregated $59,957,779 and $83,097,815, respectively. Included in the aforementioned transactions are purchases and sales with other Morgan Stanley funds of $196,350 and $2,302,564, respectively, including realized gains of $56,551.

For the six months ended October 31, 2006, the Fund incurred brokerage commissions of $20,447 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net assets value of the Fund.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                    FOR THE YEAR
                                                         MONTHS ENDED                        ENDED
                                                       OCTOBER 31, 2006                 APRIL 30, 2006
                                                   -------------------------       -------------------------
                                                          (unaudited)
                                                     SHARES        AMOUNT            SHARES        AMOUNT
                                                   ----------   ------------       ----------   ------------
CLASS A SHARES
Sold.............................................     194,621   $  2,667,070          785,188   $ 11,239,278
Conversion from Class B..........................     170,091      2,339,560          322,713      4,515,804
Reinvestment of distributions....................      --            --               370,742      4,893,799
Redeemed.........................................    (573,430)    (7,877,558)        (913,750)   (12,750,783)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class A................    (208,718)    (2,870,928)         564,893      7,898,098
                                                   ----------   ------------       ----------   ------------
CLASS B SHARES
Sold.............................................     172,495      2,279,429        1,163,389     16,063,260
Conversion to Class A............................    (176,808)    (2,339,560)        (333,325)    (4,515,804)
Reinvestment of distributions....................      --            --             1,525,968     19,471,357
Redeemed.........................................  (1,408,296)   (18,600,237)      (2,842,332)   (38,959,129)
                                                   ----------   ------------       ----------   ------------
Net decrease - Class B...........................  (1,412,609)   (18,660,368)        (486,300)    (7,940,316)
                                                   ----------   ------------       ----------   ------------
CLASS C SHARES
Sold.............................................      75,296        990,504          414,148      5,705,745
Reinvestment of distributions....................      --            --               303,698      3,878,227
Redeemed.........................................    (265,776)    (3,509,182)        (496,531)    (6,796,287)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class C................    (190,480)    (2,518,678)         221,315      2,787,685
                                                   ----------   ------------       ----------   ------------
CLASS D SHARES
Sold.............................................     138,770      1,923,821          178,628      2,534,117
Reinvestment of distributions....................      --            --                90,904      1,212,657
Redeemed.........................................    (207,204)    (2,878,047)        (425,293)    (6,050,993)
                                                   ----------   ------------       ----------   ------------
Net decrease - Class D...........................     (68,434)      (954,226)        (155,761)    (2,304,219)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) in Fund..................  (1,880,241)  $(25,004,200)         144,147   $    441,248
                                                   ==========   ============       ==========   ============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

As of April 30, 2006, the Fund had temporary book/tax differences attributable to nondeductible expenses.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent.

8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                   FOR THE SIX                 FOR THE YEAR ENDED APRIL 30,        MAY 28, 2002*
                                                   MONTHS ENDED            ------------------------------------       THROUGH
                                                 OCTOBER 31, 2006            2006          2005          2004      APRIL 30, 2003
                                                 ----------------          --------      --------      --------    --------------
                                                   (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $14.14                $13.21        $13.07         $9.58         $10.00
                                                      ------                ------        ------        ------         ------

Income (loss) from investment operations:
    Net investment income (loss)++.............        (0.02)                 0.01         (0.01)        (0.03)         (0.01)
    Net realized and unrealized gain (loss)....         0.52                  3.03          1.55          3.52          (0.41)
                                                      ------                ------        ------        ------         ------

Total income (loss) from investment
 operations....................................         0.50                  3.04          1.54          3.49          (0.42)
                                                      ------                ------        ------        ------         ------

Less distributions from net realized gains.....           --                 (2.11)        (1.40)           --             --
                                                      ------                ------        ------        ------         ------

Net asset value, end of period.................       $14.64                $14.14        $13.21        $13.07          $9.58
                                                      ======                ======        ======        ======         ======

Total Return+..................................         3.46 %(1)            24.26%        11.38%        36.43%         (4.20)%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset).........         1.34 %(2)             1.34%         1.30%         1.31%          1.39 %(2)

Net investment income (loss)...................        (0.24)%(2)             0.11%        (0.09)%       (0.23)%        (0.08)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $39,340               $40,966       $30,805       $14,484        $11,296

Portfolio turnover rate........................           29 %(1)               70%           78%           51%            69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                   FOR THE PERIOD
                                                FOR THE SIX                  FOR THE YEAR ENDED APRIL 30,          MAY 28, 2002*
                                                MONTHS ENDED            ---------------------------------------       THROUGH
                                              OCTOBER 31, 2006            2006           2005           2004       APRIL 30, 2003
                                              ----------------          ---------      ---------      ---------    --------------
                                                (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period........        $13.63                $12.89         $12.88          $9.51          $10.00
                                                    ------                ------         ------         ------          ------

Income (loss) from investment operations:
    Net investment loss++...................         (0.07)                (0.09)         (0.11)         (0.12)          (0.07)
    Net realized and unrealized gain
    (loss)..................................          0.50                  2.94           1.52           3.49           (0.42)
                                                    ------                ------         ------         ------          ------

Total income (loss) from investment
 operations.................................          0.43                  2.85           1.41           3.37           (0.49)
                                                    ------                ------         ------         ------          ------

Less distributions from net realized
 gains......................................            --                 (2.11)         (1.40)            --              --
                                                    ------                ------         ------         ------          ------

Net asset value, end of period..............        $14.06                $13.63         $12.89         $12.88           $9.51
                                                    ======                ======         ======         ======          ======

Total Return+...............................          3.08 %(1)            23.34%         10.51%         35.44%          (4.90)%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)......          2.09 %(2)             2.09%          2.06%          2.07%           2.17 %(2)

Net investment loss.........................         (0.99)%(2)            (0.64)%        (0.85)%        (0.99)%         (0.86)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....      $129,993              $145,349       $143,725       $152,811        $104,653

Portfolio turnover rate.....................            29 %(1)               70%            78%            51%             69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                   FOR THE PERIOD
                                                   FOR THE SIX                 FOR THE YEAR ENDED APRIL 30,        MAY 28, 2002*
                                                   MONTHS ENDED            ------------------------------------       THROUGH
                                                 OCTOBER 31, 2006            2006          2005          2004      APRIL 30, 2003
                                                 ----------------          --------      --------      --------    --------------
                                                   (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $13.64                $12.90        $12.88         $9.51         $10.00
                                                      ------                ------        ------        ------         ------

Income (loss) from investment operations:
    Net investment loss++......................        (0.07)                (0.09)        (0.11)        (0.12)         (0.07)
    Net realized and unrealized gain (loss)....         0.49                  2.94          1.53          3.49          (0.42)
                                                      ------                ------        ------        ------         ------

Total income (loss) from investment
 operations....................................         0.42                  2.85          1.42          3.37          (0.49)
                                                      ------                ------        ------        ------         ------

Less distributions from net realized gains.....           --                 (2.11)        (1.40)           --             --
                                                      ------                ------        ------        ------         ------

Net asset value, end of period.................       $14.06                $13.64        $12.90        $12.88          $9.51
                                                      ======                ======        ======        ======         ======

Total Return+..................................         3.08 %(1)            23.23%        10.60%        35.44%         (4.90)%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset).........         2.09 %(2)             2.09%         2.01%         2.07%          2.17 %(2)

Net investment loss............................        (0.99)%(2)            (0.64)%       (0.80)%       (0.99)%        (0.86)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $28,225               $29,976       $25,490       $23,861        $18,177

Portfolio turnover rate........................           29 %(1)               70%           78%           51%            69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                   FOR THE PERIOD
                                                   FOR THE SIX                 FOR THE YEAR ENDED APRIL 30,        MAY 28, 2002*
                                                   MONTHS ENDED            ------------------------------------       THROUGH
                                                 OCTOBER 31, 2006            2006          2005          2004      APRIL 30, 2003
                                                 ----------------          --------      --------      --------    --------------
                                                   (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $14.30                $13.31        $13.13         $9.60         $10.00
                                                      ------                ------        ------        ------         ------

Income (loss) from investment operations:
    Net investment income++....................         0.00                  0.06          0.02          0.00           0.01
    Net realized and unrealized gain (loss)....         0.52                  3.04          1.56          3.53          (0.41)
                                                      ------                ------        ------        ------         ------

Total income (loss) from investment
 operations....................................         0.52                  3.10          1.58          3.53          (0.40)
                                                      ------                ------        ------        ------         ------

Less distributions from net realized gains.....           --                 (2.11)        (1.40)           --             --
                                                      ------                ------        ------        ------         ------

Net asset value, end of period.................       $14.82                $14.30        $13.31        $13.13          $9.60
                                                      ======                ======        ======        ======         ======

Total Return+..................................         3.56%(1)             24.54%        11.64%        36.77%         (4.00)%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset).........         1.09%(2)              1.09%         1.06%         1.07%          1.17 %(2)

Net investment income..........................         0.01%(2)              0.36%         0.15%         0.01%          0.14 %(2)

Supplemental Data:

Net assets, end of period, in thousands........       $8,890                $9,558       $10,967       $13,700        $12,515

Portfolio turnover rate........................           29%(1)                70%           78%           51%            69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

24
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and further adjourned to September 27, 2006 to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                                                                 FOR          WITHHELD       ABSTAIN       BNV*
                                                              -------------------------------------------------
Frank L. Bowman.............................................  7,823,927       294,781           0           0
Kathleen A. Dennis..........................................  7,824,014       294,694           0           0
James F. Higgins............................................  7,830,375       288,333           0           0
Joseph J. Kearns............................................  7,824,149       294,559           0           0
Michael F. Klein............................................  7,824,225       294,483           0           0
W. Allen Reed...............................................  7,821,794       296,914           0           0
Fergus Reid.................................................  7,823,051       295,657           0           0

(2) Modify certain fundamental investment restrictions:

                                                             FOR          AGAINST        ABSTAIN         BNV*
                                                          ------------------------------------------------------
Modify fundamental policy regarding diversification.....  6,629,710       234,974        240,452       1,013,572
Modify fundamental policy regarding borrowing money.....  6,573,535       293,116        238,485       1,013,572
Modify fundamental policy regarding loans...............  6,587,572       281,447        236,117       1,013,572
Modify fundamental policy regarding investment in
  commodities, commodity contracts and futures
  contracts.............................................  6,583,532       275,517        246,087       1,013,572
Modify fundamental policy regarding issuance of senior
  securities............................................  6,612,912       252,017        240,207       1,013,572

------------------

 * Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Small-Mid Special
Value Fund

Semiannual Report
October 31, 2006

[MORGAN STANLEY LOGO]

RA06-01137P-Y10/06-JBJRPT-SAR

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
December 19, 2006


                                       3